One Financial Way
Cincinnati, Ohio 45242
Post Office Box 237
[LOGO] OHIO NATIONAL	Cincinnati, Ohio 45201-0237
FINANCIAL SERVICES	Telephone: 513-794-6100

May 2, 2012

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549-8629

Re: Ohio National Fund, Inc. (“Registrant”)

Post-Effective Amendment No. 61 to Form N-1A (File No. 2-67464; 811-3015)

Certification Under Rule 497(j)

Ladies and Gentlemen:

The Registrant of the above named registration statement hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 25, 2012.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Secretary